Pension and other post-retirement benefits - Components of Net Benefit Costs for Pension Plans and OPEB Recorded as Part of Administrative Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Non-service costs
Non-service costs	$ 10,950	$ 16,313
Pension benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	16,309	14,673
Non-service costs
Interest cost	24,787	20,676
Expected return on plan assets	(41,226)	(35,972)
Amortization of net actuarial loss	3,452	13,126
Amortization of prior service credits	(1,584)	(1,626)
Amortization due to plan settlements	(15)	198
Impact of regulatory accounts	22,951	19,665
Non-service costs	8,365	16,067
Net benefit cost	24,674	30,740
OPEB
Defined Benefit Plan Disclosure [Line Items]
Service cost	6,277	7,307
Non-service costs
Interest cost	9,146	8,048
Expected return on plan assets	(11,359)	(10,052)
Amortization of net actuarial loss	(56)	2,021
Amortization of prior service credits	24	11
Amortization due to plan settlements	0	0
Impact of regulatory accounts	4,829	218
Non-service costs	2,584	246
Net benefit cost	$ 8,861	$ 7,553